Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	5,563	5,385
Liabilities accrued	$ 276,000	$ 232,000
Compensation expense	491,000	227,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	164,000	43,000
Income tax expense (benefit)	$ (43,000)	$ (9,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	4,945	4,675
Liabilities accrued	$ 233,000	$ 188,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	618	710
Liabilities accrued	$ 43,000	$ 44,000